Revenue Disclosure	6 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Notes
Revenue Disclosure

NOTE 6 - REVENUE

During the six-month period ended November 30, 2020, the Company’s revenue consisted of monthly subscriptions to eBalance® microcurrent treatments. During the comparative six-month period ended November 30, 2019, the Company’s revenue consisted of sales of its eBalance® devices, and the fees associated with the rights to the wholesale distribution of eBalance® devices pursuant to a letter of intent the Company entered into on June 6, 2019, which granted a potential distributor rights to all Mainland China, not including Hong Kong.  Following are the details of revenue and associated costs:

	Three months ended November 30,		Six months ended November 30,
	2020	2019	2020	2019
Sales of eBalance® devices	$-	$757	$-	$12,100
Monthly subscriptions	1,871	-	3,338	-
Cost of eBalance® devices and services	(958)	(434)	(1,304)	(4,485)
Royalty payable	(30)	(88)	(53)	(1,412)
Distribution rights	-	9,480	-	18,438
Gross margin	$883	$9,715	$1,981	$24,641

NOTE 8 - REVENUE

During the year ended May 31, 2020, the Company’s revenue consisted of sales of its eBalance® devices, and monthly subscriptions to eBalance® microcurrent treatments, in addition the Company also generated revenue through entering into a LOI to sell the rights to the wholesale distribution of eBalance® devices. Following are the details of revenue and associated costs:

Year ended May 31, 2020
Sales of eBalance® devices	$19,634
Cost of eBalance® devices	7,993
Royalty payable	2,243
Distribution rights (Note 7)	76,190
Gross margin	$85,588